SHARE CAPITAL - Additional Information (Detail)						1 Months Ended						3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 10, 2020 shares	May 06, 2020 USD ($) $ / shares shares	Jan. 03, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) shares	Mar. 21, 2019 USD ($) $ / shares shares	Sep. 29, 2020 shares $ / shares	Jul. 30, 2020 shares $ / shares	Jun. 30, 2020 USD ($) shares	Mar. 27, 2020 USD ($) $ / shares shares	Jan. 28, 2020 shares $ / shares	Aug. 29, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 shares $ / shares	Sep. 30, 2020 $ / shares shares	Feb. 13, 2020 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 $ / shares
Disclosure of classes of share capital [line items]
Shares issued | shares												81,549,320	81,549,320			81,549,320		81,549,320		39,907,681	81,549,320		39,907,681
Offering price per share | $ / shares					$ 3.40
Cash commission													$ 122,453	$ 317,771				$ 318,322	$ 1,038,268
Amount allocated to common shares																		$ 5,900,087	7,002,043
Warrant exercised | shares												6,217,939	6,217,939		1,018,506	6,217,939		6,217,939		1,018,506	6,217,939		1,018,506
Number of common shares available for issue under stock option plan | shares																		9,870,235		5,986,152
Stock based compensation													$ 286,111	$ 412,956				$ 720,774	1,404,364
Contractual Life																		5 years 5 months 9 days
Stock issuance costs																		$ 487,788	$ 1,915,612
Warrants expiring between April 10, 2020 and March 27, 2025 [Member]
Disclosure of classes of share capital [line items]
Broker Warrants issued and outstanding | shares												2,727,926	2,727,926			2,727,926		2,727,926		1,219,276	2,727,926		1,219,276
Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares																					$ 5.22		$ 5.89		$ 18.20
Weighted average exercise price of options exercisable | $ / shares																					$ 5.50
Options issued | shares																		75,494		35,719
Contractual Life																		3 years 8 months 23 days
US Dollar [Member]
Disclosure of classes of share capital [line items]
Weighted average exercise price of options outstanding | $ / shares												$ 1.06	$ 1.06			$ 1.06		$ 1.06		$ 2.65				$ 1.55
Weighted average exercise price of options exercisable | $ / shares												1.31	1.31			1.31		$ 1.31
Options issued | shares																		1,374,291		843,693
Contractual Life																		6 years 5 months 27 days
Director [Member]
Disclosure of classes of share capital [line items]
Options issued | shares						27,304	22,425			25,765
Exercise prices/option | $ / shares						$ 0.96	$ 1.266			$ 0.657
Contractual Life						7 years	7 years			7 years
Employees [Member]
Disclosure of classes of share capital [line items]
Options issued | shares							1,350,000
Exercise prices/option | $ / shares							$ 0.962
Contractual Life							4 years
Option vesting annually							25.00%
Director [Member]
Disclosure of classes of share capital [line items]
Options issued | shares						19,568
Exercise prices/option | $ / shares						$ 0.73
Contractual Life						7 years
Consultant [Member]
Disclosure of classes of share capital [line items]
Options issued | shares																		4,723
Exercise prices/option | $ / shares												$ 0.745	$ 0.745			0.745		$ 0.745
Contractual Life																		3 years
After Amendment [Member]
Disclosure of classes of share capital [line items]
Percentage of common shares reserved for issuance																		15.00%
Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Gross proceeds from offerings																		$ 3,000,000
Cash commission																		$ 417,113
Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Warrant exercised | shares															1,018,506
Proceeds from warrant exercised															$ 3,259,219
Amount reclassed from warrant liability to common stock															$ 3,742,824
H.C.Wainwright and Co. LLC [Member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares	6,500,000	5,514,504							7,000,000								11,500,000
Offering price per share | $ / shares		$ 0.36268							$ 0.17								$ 1.00
Gross proceeds from offerings		$ 2,000,000							$ 1,190,000								$ 18,000,000
Cash commission									$ 862,294
Net proceeds from offering		$ 1,575,000															$ 16,500,000
Number of Common Stock Equivalents converted during period | shares								8,000,000				3,500,000
Total proceeds from conversion of Common Stock Equivalents								$ 800				$ 350
Exercise price per share | $ / shares		$ 0.3002							$ 0.19							$ 0.3002
Amount allocated to common shares									$ 714,700
Warrants to purchase of common stock | shares		2,757,252							3,500,000							2,717,939	9,000,000
Warrant unexercised | shares												39,313	39,313			39,313		39,313			39,313
Proceeds from warrant exercised																$ 815,925
Contractual Life		5 years 6 months															4 years
Conversion price of warrant | $ / shares																$ 0.3002	$ 1.00
Conversion price of common share | $ / shares																	$ 0.0001
H.C.Wainwright and Co. LLC [Member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Cash commission		$ 140,000							$ 83,300								$ 1,260,000
Warrants expiration period		Nov. 06, 2025							Mar. 27, 2025								Jun. 10, 2024
Broker warrants to purchase common stock | shares		386,015							490,000								1,260,000
Common stock price per share | $ / shares		$ 0.45335							$ 0.2125								$ 1.25
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares				973,000							1,777,325	7,784,444	7,784,444			7,784,444		7,784,444			7,784,444	4,408,048
Offering price per share | $ / shares											$ 1.6879
Gross proceeds from offerings											$ 3,000,000
Capital Issued Commitments				$ 35,000,000							$ 35,000,000
Percentage Of Shares Outstanding											5.30%
Common stock shares issued value				423,440														$ 5,304,531
Stock issuance costs				$ 35,122
Aspire Capital Fund LLC [Member] | Aspire Agreement [Member] | Additional Commitment [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares											639,837
Percentage Of Shares Outstanding											1.90%
Cambridge Design Partnership Ltd [Member]
Disclosure of classes of share capital [line items]
Shares issued | shares			501,148
Offering price per share | $ / shares			$ 0.50
Common stock shares issued value			$ 250,574
Northland Securities Inc [Member] | Aspire Agreement [Member]
Disclosure of classes of share capital [line items]
Cash commission											$ 160,000
Bloom Burton Securities Inc [Member]
Disclosure of classes of share capital [line items]
Sale of offering units | shares					8,455,882
Offering price per share | $ / shares					$ 3.40
Gross proceeds from offerings					$ 28,750,000
Cash commission					2,012,500
Net proceeds from offering					$ 25,426,744
Exercise price per share | $ / shares					$ 4.00
Fair value of warrants					$ 15,897,059
Amount allocated to common shares					$ 12,852,941
Warrants expiration period					Mar. 21, 2024
Bloom Burton Securities Inc [Member] | Over Allotment Option 1 [Member]
Disclosure of classes of share capital [line items]
Fair value of warrants					$ 864,190
Warrants expiration period					Mar. 21, 2021
Broker warrants to purchase common stock | shares					591,911
Common stock price per share | $ / shares					$ 3.40